Intangible assets, net - Amortization expenses on intangible assets allocated to expense items (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
Total depreciation expenses	¥ 91,464	¥ 31,840	¥ 24,032
Cost of revenues
Intangible assets, net
Total depreciation expenses	48,160	7,985	0
Selling, general and administrative expenses
Intangible assets, net
Total depreciation expenses	8,882	10,047	9,987
Research and development expenses
Intangible assets, net
Total depreciation expenses	¥ 34,422	¥ 13,808	¥ 14,045